COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) vessels vessel subsidiaries	Dec. 31, 2015 USD ($)
Commitments and Contingencies [Line Items]
Long-term Debt	$ 1,643,997
Contractual commitments under newbuilding contracts	$ 87,000	$ 262,000
Number of wholly owned subsidiaries that have chartered-in vessels, long term | subsidiaries	2
Number of Chartered In Vessels | vessels	2
Term of lease or charter	15 years
Contractual commitments relating to chartering-in agreements	$ 406,100	406,100
Contractual Commitment, Initial Payment Amount Due On Delivery	30,000
Ship Finance Ltd [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	1,600,000
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	932,300	831,200
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt	2,600,000	2,500,000
Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee on loan facility	$ 245,000	250,000
1700 TEU Container Vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages | vessel	3
US Dollar 45 million Secured Term Loan Facility [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages	$ 2,159,000	2,087,000
Long-term Debt	$ 36,000	$ 36,000